Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Results From Continuing Operations
A summary of segment results for the periods presented are as follows:

	Year Ended December 31
	Trade [1] Sales	Inter- Segment Sales	Total Segment Sales	EBIT	Depreciation and Amortization
2020
Bedding Products	$2,039.3	$32.2	$2,071.5	$192.4	$106.7
Specialized Products [2]	891.2	2.8	894.0	92.0	44.3
Furniture, Flooring & Textile Products	1,349.7	13.8	1,363.5	126.5	25.5
Intersegment eliminations and other [3,4]				(3.4)	12.9
	$4,280.2	$48.8	$4,329.0	$407.5	$189.4
2019
Bedding Products	$2,254.3	$41.3	$2,295.6	$214.9	$107.3
Specialized Products	1,066.8	3.2	1,070.0	169.9	41.8
Furniture, Flooring & Textile Products	1,431.4	16.0	1,447.4	102.3	25.7
Intersegment eliminations and other [3]				(.3)	17.1
	$4,752.5	$60.5	$4,813.0	$486.8	$191.9
2018
Bedding Products	$1,795.3	$46.6	$1,841.9	$171.4	$47.3
Specialized Products	1,056.3	2.7	1,059.0	189.5	39.0
Furniture, Flooring & Textile Products	1,417.9	18.1	1,436.0	99.9	27.0
Intersegment eliminations and other [3]				(.5)	22.8
	$4,269.5	$67.4	$4,336.9	$460.3	$136.1

[1] See Note B for revenue by product family.
[2] 2020 EBIT: Includes $25.4 of goodwill impairment for the Hydraulic Cylinders unit as discussed in Note C.
[3] Depreciation and amortization: Other relates to non-operating assets (assets not included in segment assets) and is allocated to segment EBIT as discussed above.
[4] 2020 EBIT: Other includes a $3.5 charge to write off stock associated with a prior year divestiture that filed bankruptcy in 2020.

Revenues From External Customers

	Year Ended December 31
	2020	2019	2018
Bedding Products
Bedding Group [1]	$2,039.3	$2,254.3	$1,795.3
	2,039.3	2,254.3	1,795.3
Specialized Products
Automotive Group	719.0	816.1	823.3
Aerospace Products Group	102.4	157.7	148.9
Hydraulic Cylinders Group	69.8	93.0	84.1
	891.2	1,066.8	1,056.3
Furniture, Flooring & Textile Products
Home Furniture Group	320.9	357.4	390.3
Work Furniture Group	231.1	297.3	291.4
Flooring & Textile Products Group	797.7	776.7	736.2
	1,349.7	1,431.4	1,417.9
	$4,280.2	$4,752.5	$4,269.5

[1] The ECS acquisition occurred in January 2019. See Note R.
Average assets for our segments are shown in the table below and reflect the basis for return measures used by management to evaluate segment performance. These segment totals include working capital (all current assets and current liabilities) plus net property, plant and equipment. Segment assets for all years are reflected at their estimated average for the year. Acquired companies’ long-lived assets as disclosed below include property, plant and equipment and other long-term assets.

	Year Ended December 31
	Assets	Additions to Property, Plant and Equipment	Acquired Companies’ Long-Lived Assets
2020
Bedding Products	$739.0	$27.1	$—
Specialized Products	299.5	13.2	—
Furniture, Flooring & Textile Products	348.6	7.9	—
Average current liabilities included in segment numbers above	665.0	—	—
Unallocated assets and other	2,759.1	18.0	—
Difference between average assets and year-end balance sheet	(11.2)	—	—
	$4,800.0	$66.2	$—
2019
Bedding Products	$829.6	$65.4	$1,279.8
Specialized Products	346.4	29.3	.2
Furniture, Flooring & Textile Products	383.2	13.7	17.4
Average current liabilities included in segment numbers above	735.3	—	—
Unallocated assets and other	2,689.7	34.7	—
Difference between average assets and year-end balance sheet	(128.8)	—	—
	$4,855.4	$143.1	$1,297.4
2018
Bedding Products	$696.4	$58.2	$—
Specialized Products	342.5	45.0	79.4
Furniture, Flooring & Textile Products	366.5	19.1	6.0
Average current liabilities included in segment numbers above	651.9	—	—
Unallocated assets and other	1,343.6	37.3	—
Difference between average assets and year-end balance sheet	46.7	—	—
	$3,447.6	$159.6	$85.4

Schedule Of Revenue From External Sales And Long-Lived Assets, By Geographical Areas
Trade sales and tangible long-lived assets are presented below, based on the geography of manufacture.

	Year Ended December 31
	2020	2019	2018
Trade sales
Foreign sales
Europe	$420.9	$508.5	$525.6
China	441.7	449.9	494.7
Canada	261.5	312.8	286.8
Mexico	215.4	256.0	186.1
Other	94.7	92.6	94.8
Total foreign sales	1,434.2	1,619.8	1,588.0
United States	2,846.0	3,132.7	2,681.5
Total trade sales	$4,280.2	$4,752.5	$4,269.5

Tangible long-lived assets
Foreign tangible long-lived assets
Europe	$155.0	$160.2	$167.6
China	45.4	51.6	55.5
Canada	30.2	36.4	38.0
Mexico	8.8	10.1	10.1
Other	11.1	14.7	16.0
Total foreign tangible long-lived assets	250.5	273.0	287.2
United States	534.3	557.8	441.3
Total tangible long-lived assets	$784.8	$830.8	$728.5